American Funds Insurance Series®

Prospectus Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 3 and Class 4 shares summary and statutory prospectuses, as supplemented to date)

1.	The information under the heading titled “Investing in future delivery contracts” in the “Principal risks” section of The Bond Fund of America and U.S. Government Securities Fund summary and statutory section of the prospectus is amended to read as follows:

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

2.	The information under the heading titled “Investing in future delivery contracts” in the “Investment objective, strategies and risks” section of Asset Allocation Fund, Capital World Bond Fund, The Bond Fund of America and U.S. Government Securities Fund statutory section of the prospectus is amended to read as follows:

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Keep this supplement with your summary and statutory prospectus.

Lit. No. INA8SU-003-0825O CGD/8024-S109618

American Funds Insurance Series®

Statement of Additional

Information Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information, as supplemented to date)

The paragraphs under the heading “Forward commitment, when issued and delayed delivery transactions” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended to read as follows:

Forward commitment, when issued and delayed delivery transactions — Certain funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when a fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

Certain funds may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, a fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), a fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and a fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to a fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, a fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund’s portfolio securities decline while a fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, a fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, a fund may sell such securities.

When a fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent a fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, a fund would not participate in future gains or losses with respect to the security if a fund holds such security. If the other party to a transaction fails to pay for the securities, a fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, a fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Keep this supplement with your statement of additional information.

Lit. No. INA8SU-004-0825O CGD/8024-S109643

American Funds Insurance Series® Prospectus Supplement August 22, 2025 (for the most recent Class P1 and Class P2 shares statutory prospectuses)

The information under the heading titled “Investing in future delivery contracts” in the “Investment objectives, strategies and risks” section of Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund and Managed Risk Growth-Income Fund statutory section of the prospectus is amended to read as follows:

Investments in future delivery contracts — An underlying fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When an underlying fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), an underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. An underlying fund may choose to roll these transactions in lieu of settling them.

When an underlying fund rolls the purchase of these types of future delivery transactions, an underlying fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When an underlying fund rolls the sale of these transactions rather than settling them, an underlying fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of an underlying fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for an underlying fund.

Keep this supplement with your prospectus.

Lit. No. INP8SU-001-0825P CGD/8024-S109619

American Funds Insurance Series® Statement of Additional Information Supplement August 22, 2025 (for the most recent Class P1 and P2 shares statement of additional information)

The paragraphs under the heading “Forward commitment, when issued and delayed delivery transactions” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended to read as follows:

Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the underlying fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the underlying fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The underlying fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the underlying fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the underlying fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The underlying fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

When the underlying fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the underlying fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the underlying fund would not participate in future gains or losses with respect to the security if the underlying fund holds such security. If the other party to a transaction fails to pay for the securities, the underlying fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the underlying fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the underlying fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Keep this supplement with your statement of additional information.

Lit. No. INP8SU-002-0825O CGD/8024-S109644

American Funds Insurance Series®
Portfolio Series

Prospectus Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares summary and statutory prospectuses, as supplemented to date)

1.	The information under the heading titled “Investing in future delivery contracts” in the “Principal risks” section of American Funds Managed Risk Growth Portfolio summary and statutory section of the prospectus is amended to read as follows:

Investments in future delivery contracts — The underlying funds may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the underlying fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. The underlying fund may choose to roll these transactions in lieu of settling them.

When the underlying fund rolls the purchase of these types of future delivery transactions, the underlying fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the underlying fund rolls the sale of these transactions rather than settling them, the underlying fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the underlying fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the underlying fund.

2.	The information under the heading titled “Investing in future delivery contracts” in the “Investment objectives, strategies and risks” section of American Funds Managed Risk Growth Portfolio, American Funds Growth and Income Portfolio and American Funds Managed Risk Growth and Income Portfolio statutory section of the prospectus is amended to read as follows:

Investments in future delivery contracts — The underlying funds may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the underlying fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. The underlying fund may choose to roll these transactions in lieu of settling them.

When the underlying fund rolls the purchase of these types of future delivery transactions, the underlying fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the underlying fund rolls the sale of these transactions rather than settling them, the underlying fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the underlying fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the underlying fund.

Keep this supplement with your prospectus.

Lit. No. INS8SU-001-0825O CGD/8024-S109620

American Funds Insurance Series®
Portfolio Series

Statement of Additional
Information Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 4, Class P1 and Class P2 shares statement of additional information)

The paragraphs under the heading “Forward commitment, when issued and delayed delivery transactions” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended to read as follows:

Forward commitment, when issued and delayed delivery transactions — An underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when an underlying fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, an underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, an underlying fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), an underlying fund forgoes principal and interest paid on the mortgage-backed securities. An underlying fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. An underlying fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. An underlying fund could suffer a loss if the contracting party fails to perform the future transaction and an underlying fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to an underlying fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. An underlying fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, an underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of an underlying fund’s portfolio securities decline while an underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, an underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, an underlying fund may sell such securities.

When an underlying fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), an underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent an underlying fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, an underlying fund would not participate in future gains or losses with respect to the security if an underlying fund holds such security. If the other party to a transaction fails to pay for the securities, an underlying fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, an underlying fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the underlying fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Keep this supplement with your statement of additional information.

Lit. No. INS8SU-002-0825O CGD/8024-S109645

American Funds Insurance Series® Target Date Series Prospectus Supplement August 22, 2025 (for the most recent Class 1, Class 1A, Class 2 and Class 4 shares prospectuses, as supplemented to date)

The information under the heading titled “Investing in future delivery contracts” in the “Investment objectives, strategies and risks” section of the statutory prospectus is amended to read as follows:

Investments in future delivery contracts — An underlying fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When an underlying fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), an underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. An underlying fund may choose to roll these transactions in lieu of settling them.

When an underlying fund rolls the purchase of these types of future delivery transactions, an underlying fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When an underlying fund rolls the sale of these transactions rather than settling them, an underlying fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of an underlying fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for an underlying fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-144-0825O CGD/8024-S109635

American Funds Insurance Series®
Target Date Series

Statement of Additional
Information Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information)

The paragraphs under the heading “Forward commitment, when issued and delayed delivery transactions” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended to read as follows:

Forward commitment, when issued and delayed delivery transactions — An underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when an underlying fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, an underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, an underlying fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), an underlying fund forgoes principal and interest paid on the mortgage-backed securities. An underlying fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. An underlying fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. An underlying fund could suffer a loss if the contracting party fails to perform the future transaction and an underlying fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to an underlying fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. An underlying fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, an underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of an underlying fund’s portfolio securities decline while an underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, an underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, an underlying fund may sell such securities.

When an underlying fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), an underlying fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent an underlying fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, an underlying fund would not participate in future gains or losses with respect to the security if an underlying fund holds such security. If the other party to a transaction fails to pay for the securities, an underlying fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, an underlying fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the underlying fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Keep this supplement with your statement of additional information.

Lit. No. INA8SU-005-0825O CGD/8024-S109646